Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38878
Entity Registrant Name	So-Young International Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2/F, East Tower, Poly Plaza
Entity Address, Address Line Two	No. 66 Xiangbin Road
Entity Address, City or Town	Chaoyang District, Beijing
Entity Address, Postal Zip Code	100012
Entity Address, Country	CN
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001758530
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Beijing, the People’s Republic of China
Business Contact [Member]
Document Information
Contact Personnel Name	Xing Jin
Entity Address, Address Line One	2/F, East Tower, Poly Plaza
Entity Address, Address Line Two	No. 66 Xiangbin Road
Entity Address, City or Town	Chaoyang District, Beijing
Entity Address, Postal Zip Code	100012
Entity Address, Country	CN
Country Region	86
City Area Code	10
Local Phone Number	8790-2012
Contact Personnel Email Address	ir@soyoung.com
American Depository Shares
Document Information
Title of 12(b) Security	American depositary shares
Trading Symbol	SY
Security Exchange Name	NASDAQ
Ordinary shares
Document Information
Entity Common Stock, Shares Outstanding	77,089,482
Class A Ordinary Shares
Document Information
Title of 12(b) Security	Class A ordinary shares
No trading symbol	true
Entity Common Stock, Shares Outstanding	65,089,482
Class B Ordinary shares
Document Information
Entity Common Stock, Shares Outstanding	12,000,000